Other Non-current Assets (Tables)	9 Months Ended
Sep. 30, 2020
Other Non-current Assets
Schedule of other non current assets

	December 31,	September 30,
	2019	2020
Receivables of installment payments for battery	658,021	672,979
Long-term deposits	848,655	126,396
Right of use assets–finance lease	155,051	123,883
Others	74,093	57,572
Prepayments for purchase of property and equipment	17,603	3,825
Less: Allowance for doubtful accounts	(323)	—
Total	1,753,100	984,655

Summary of activity in the allowance for credit losses related to other noncurrent assets

Nine Months Ended
September 30, 2020
Balance as at December 31, 2019	323
Adoption of ASC Topic 326	12,576
Balance as at January 1, 2020	12,899
Current period provision, net	6,163
Balance as at September 30, 2020	19,062